CONSOLIDATED STATEMENTS OF SHAREHOLDERS’ EQUITY - CAD ($) $ in Thousands	Total	Ordinary shares [member]	Warrants [Member]	Share options and RSU [Member]	Contributed surplus [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]
Balance at Dec. 31, 2015	$ 75,033	$ 168,585	$ 1,405	$ 7,378	$ 12,063	$ (113,686)	$ (712)
Balance (in shares) at Dec. 31, 2015		77,226,026
Statement of equity [Line Items]
Net loss	(4,359)	$ 0	0	0	0	(4,359)	0
Other comprehensive income	248	0	0	0	0	0	248
Share-based compensation expense recognized	1,231	0	0	1,231	0	0	0
Equity offering, net of issuance costs	12,082	$ 9,765	2,317	0	0	0	0
Equity offering, net of issuance costs (in shares)		10,839,972
Exercise of share options	230	$ 341	0	(111)		0	0
Exercise of share options (in shares)		316,669
Exercise of warrants	6,208	$ 7,796	(1,588)	0		0	0
Exercise of warrants (in shares)		4,364,575
Share options forfeited or expired	0	$ 0	0	(817)	817	0	0
Release of RSU settlement shares	0	$ 465	0	(465)	0	0	0
Release of RSU settlement shares (in shares)		202,952
Balance at Dec. 31, 2016	90,673	$ 186,952	2,134	7,216	12,880	(118,045)	(464)
Balance (in shares) at Dec. 31, 2016		92,950,194
Statement of equity [Line Items]
Net loss	(7,648)	$ 0	0	0	0	(7,648)	0
Other comprehensive income	(667)	0	0	0	0	0	(667)
Share-based compensation expense recognized	2,728	0	0	2,728	0	0	0
Equity offering, net of issuance costs	7,294	$ 7,222	72	0	0	0	0
Equity offering, net of issuance costs (in shares)		4,205,820
Shares issued - advisory fees	500	$ 500				0	0
Shares issued - advisory fees (in shares)		250,000
Shares issued - consideration for Wheaton (note 8)	6,600	$ 6,600				0	0
Shares issued - consideration for Wheaton (note 8) (in shares)		3,000,000
Exercise of share options	162	$ 240	0	(78)	0	0	0
Exercise of share options (in shares)		126,340
Exercise of warrants	418	$ 532	(114)	0	0	0	0
Exercise of warrants (in shares)		458,878
Share options forfeited or expired	0	$ 0	0	(2,863)	2,863	0	0
Release of RSU settlement shares	0	$ 343	0	(343)	0	0	0
Release of RSU settlement shares (in shares)		289,618
Balance at Dec. 31, 2017	$ 100,060	$ 202,389	$ 2,092	$ 6,660	$ 15,743	$ (125,693)	$ (1,131)
Balance (in shares) at Dec. 31, 2017		101,280,850